TAX EXPENSE - Schedule of Tax Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax expense	£ (1,265)	£ (81)	£ (1,235)
Deferred tax (expense) credit	682	218	(52)
Tax (expense) credit	(583)	137	(1,287)
UK corporation tax
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(1,349)	(423)	(1,279)
Adjustments in respect of prior years	83	336	98
Current tax expense	(1,266)	(87)	(1,181)
Foreign tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(21)	(18)	(58)
Adjustments in respect of prior years	22	24	4
Current tax expense	1	6	(54)
Deferred tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Adjustments in respect of prior years	(169)	(290)	58
Current year	£ 851	£ 508	£ (110)